SHARE OPTION PLANS	9 Months Ended
Sep. 30, 2013
SHARE OPTION PLANS
10.	SHARE OPTION PLANS

During the nine months ended September 30, 2012 and 2013, the Board of Directors approved grants of 420,000 and 5,000 RSUs under the 2007 Equity Incentive Plan, respectively, to certain of the participants of the plan. Out of the 65,000 RSUs issued in 2013, 15,000 Restricted Stock Units (“RSUs”) were granted to each of the Company’s existing four independent directors, which will vest in batches of 5,000 RSUs each year beginning on July 1, 2013.

The following table summarized the Company’s RSU activity under 2007 Equity Incentive Plan:

	Number of RSUs
	2012	2013
Unvested, January 1,	793,750	666,565
Granted	450,000	65,000
Vested	(139,374)	(127,125)
Forfeited	(265,625)	(364,626)

Unvested, September 30, (unaudited)	838,751	239,814

The following table sets forth the components of share-based compensation expense for share option and restricted share issued to employees from the Company’s share option scheme both in absolute amounts for the periods for the nine months ended September 30, 2012 and 2013 is as follows:

	Nine Months Ended September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
	(unaudited)	(unaudited)
Cost of revenues	2,352	560	92
Selling expenses	749	275	45
General and administrative expenses	2,473	1,190	194
Research and development expenses	427	264	43

	6,001	2,289	374